Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Business Acquisition [Line Items]
Schedule of Acquisition and Integration Related Charges
	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Acquisition-related professional and services fees	475	284	720
Integration-related expenses	221	1,376	398
Earn-Out fair value adjustment	(624)	-	-

Total acquisition- and integration-related expense	72	1,660	1,118

Schedule of Fair Value on Recurring Basis
$ thousands
Fair value as of acquisition date	1,624
Fair value adjustment	(624)

Fair value at the end of the period	1,000

Siklu Communication Limited [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Allocation of Purchase Consideration
	Amortization Period	Amount
	years	$ thousands
Repayment of Siklu's outstanding debt obligations		8,341
Share Consideration		944
Holdback Consideration		1,617
Fair value of total consideration		10,902
Fair value of assets acquired and liabilities assumed:
Current assets (including cash and cash equivalents of $370 thousand)		5,732
Non-current assets		2,047
Trademark	2	440
Customer Relationships	2-5	1,209
Technology	2-6	3,638
Goodwill		7,749
Other current liabilities		(6,694)
Long-term liabilities		(3,219)
		10,902

End 2 End [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Allocation of Purchase Consideration
	Amortization Period	Amount
	years	$ thousands
Cash Consideration		6,741
Share Consideration		990
Holdback Amount		475
Earn-Out		1,624
Fair value of total consideration		9,830
Fair value of assets acquired and liabilities assumed:
Current assets (including cash and cash equivalents of $171 thousand)		3,620
Non-current assets		439
Trademark	2	370
Customer Relationships	4	1,781
Technology	3	3,290
Goodwill		3,258
Other current liabilities		(2,529)
Long-term liabilities		(399)
		9,830